Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Macro Absolute Return Advantage Portfolio
Entity Central Index Key	0001493214
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000091471
Shareholder Report [Line Items]
Fund Name	Global Macro Absolute Return Advantage Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$203	1.93%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Global Macro Absolute Return Advantage Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,117	$10,094	$10,000
12/14	$10,059	$10,146	$10,000
1/15	$10,291	$10,335	$10,001
2/15	$10,382	$10,274	$10,001
3/15	$10,372	$10,333	$10,001
4/15	$10,402	$10,275	$10,001
5/15	$10,473	$10,233	$10,001
6/15	$10,352	$10,106	$10,001
7/15	$10,433	$10,206	$10,001
8/15	$10,291	$10,179	$10,002
9/15	$10,059	$10,239	$10,002
10/15	$10,322	$10,272	$10,002
11/15	$10,463	$10,277	$10,002
12/15	$10,482	$10,249	$10,006
1/16	$10,320	$10,399	$10,006
2/16	$10,331	$10,499	$10,008
3/16	$10,504	$10,586	$10,013
4/16	$10,536	$10,604	$10,016
5/16	$10,655	$10,648	$10,016
6/16	$10,719	$10,851	$10,020
7/16	$10,763	$10,916	$10,023
8/16	$11,032	$10,910	$10,025
9/16	$11,075	$10,909	$10,030
10/16	$11,108	$10,803	$10,032
11/16	$10,957	$10,625	$10,034
12/16	$11,097	$10,654	$10,038
1/17	$11,141	$10,615	$10,043
2/17	$11,163	$10,706	$10,047
3/17	$11,404	$10,701	$10,049
4/17	$11,503	$10,774	$10,055
5/17	$11,558	$10,837	$10,060
6/17	$11,602	$10,806	$10,069
7/17	$11,525	$10,842	$10,077
8/17	$11,646	$10,941	$10,087
9/17	$11,635	$10,890	$10,096
10/17	$11,722	$10,936	$10,105
11/17	$11,777	$10,953	$10,113
12/17	$11,738	$10,977	$10,124
1/18	$11,897	$10,899	$10,136
2/18	$11,829	$10,875	$10,146
3/18	$11,806	$10,965	$10,160
4/18	$11,647	$10,924	$10,173
5/18	$11,489	$10,965	$10,189
6/18	$11,330	$10,985	$10,206
7/18	$11,364	$10,988	$10,222
8/18	$11,092	$11,022	$10,240
9/18	$11,047	$10,980	$10,256
10/18	$10,888	$10,958	$10,274
11/18	$10,775	$11,012	$10,295
12/18	$10,759	$11,171	$10,314
1/19	$10,963	$11,289	$10,334
2/19	$11,065	$11,303	$10,353
3/19	$11,031	$11,505	$10,376
4/19	$11,020	$11,512	$10,395
5/19	$11,133	$11,678	$10,419
6/19	$11,394	$11,842	$10,442
7/19	$11,621	$11,935	$10,461
8/19	$11,519	$12,205	$10,482
9/19	$11,734	$12,149	$10,501
10/19	$11,779	$12,128	$10,521
11/19	$12,040	$12,114	$10,534
12/19	$12,351	$12,089	$10,549
1/20	$12,469	$12,307	$10,563
2/20	$12,386	$12,458	$10,579
3/20	$11,088	$12,264	$10,610
4/20	$11,690	$12,462	$10,611
5/20	$12,162	$12,498	$10,611
6/20	$12,339	$12,560	$10,612
7/20	$12,304	$12,697	$10,614
8/20	$12,575	$12,605	$10,615
9/20	$12,504	$12,651	$10,616
10/20	$12,528	$12,652	$10,617
11/20	$12,741	$12,724	$10,618
12/20	$12,933	$12,763	$10,620
1/21	$13,033	$12,695	$10,621
2/21	$13,021	$12,497	$10,621
3/21	$12,908	$12,448	$10,622
4/21	$13,021	$12,481	$10,622
5/21	$13,170	$12,509	$10,623
6/21	$13,258	$12,570	$10,622
7/21	$13,245	$12,726	$10,623
8/21	$13,345	$12,700	$10,623
9/21	$13,320	$12,580	$10,624
10/21	$13,270	$12,548	$10,623
11/21	$13,195	$12,637	$10,624
12/21	$13,408	$12,586	$10,625
1/22	$13,316	$12,388	$10,624
2/22	$13,198	$12,223	$10,626
3/22	$12,936	$11,960	$10,629
4/22	$13,172	$11,638	$10,630
5/22	$12,975	$11,622	$10,638
6/22	$12,608	$11,446	$10,640
7/22	$12,346	$11,738	$10,645
8/22	$12,739	$11,431	$10,663
9/22	$12,503	$11,064	$10,689
10/22	$12,634	$11,026	$10,706
11/22	$12,962	$11,307	$10,741
12/22	$13,148	$11,174	$10,779
1/23	$13,478	$11,431	$10,813
2/23	$13,519	$11,249	$10,848
3/23	$13,450	$11,498	$10,895
4/23	$13,478	$11,557	$10,929
5/23	$13,725	$11,512	$10,972
6/23	$14,013	$11,505	$11,022
7/23	$14,041	$11,509	$11,066
8/23	$14,068	$11,494	$11,116
9/23	$13,849	$11,296	$11,167
10/23	$13,821	$11,216	$11,217
11/23	$13,958	$11,602	$11,267
12/23	$14,248	$11,972	$11,320
1/24	$14,390	$11,949	$11,368
2/24	$14,589	$11,867	$11,415
3/24	$14,958	$11,974	$11,466
4/24	$14,859	$11,781	$11,515
5/24	$15,157	$11,885	$11,571
6/24	$15,057	$11,988	$11,618
7/24	$15,271	$12,220	$11,670
8/24	$15,185	$12,354	$11,726
9/24	$15,313	$12,497	$11,777
10/24	$15,200	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Global Macro Absolute Return Advantage Portfolio	9.98%	5.22%	4.27%
Bloomberg Global Aggregate Index (USD Hedged)Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 3,169,689,045
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 25,715,667
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,169,689,045
# of Portfolio Holdings (including derivatives)	1,178
Portfolio Turnover Rate	129%
Total Advisory Fees Paid	$25,715,667

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122